Taxes - Taxes payable (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Taxes
Income taxes	$ 2,805,722	$ 2,909,223
Other taxes	169,324	128,362
Totals	$ 2,975,046	$ 3,037,585